Issued Capital - Schedule of Dividends Declared (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended		84 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017
Disclosure of dividend [Abstract]
Dividend reinvestment plan discount rate	3.00%
Dividend declared	$ 121,934	$ 78,708	$ 758,000